Debt - Additional Information (Detail) $ in Thousands		1 Months Ended	2 Months Ended	12 Months Ended
	Jun. 03, 2013 USD ($)	Nov. 30, 2015	Dec. 31, 2015	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Jun. 30, 2015 USD ($)	Feb. 19, 2013 USD ($) tranche	Nov. 30, 2012 USD ($)
Debt Instrument [Line Items]
Total long-term debt					$ 2,648,659
Payments on long-term debt				$ 146,473	110,832	$ 581,083
Gain on debt extinguishment					36,233
Long-term debt				3,043,967	3,145,449
Contractual interest that would have been accrued absent Bankruptcy Petitions				12,000
2017 Senior Secured Notes
Debt Instrument [Line Items]
Debt instrument, interest rate									7.25%
Debt repurchase face amount					60,600
Long-term debt face amount									$ 500,000
Senior Secured Credit Facility
Debt Instrument [Line Items]
Long-term debt							$ 985,000
Number of tranches of term loan | tranche								2
Number of sub-tranches | tranche								2
Cash collateral					$ 31,700
Quarterly amortization payments				$ 39,900
Senior Secured Credit Facility Commercial Tranche
Debt Instrument [Line Items]
Long-term debt								$ 492,500
Senior Secured Credit Facility Commercial Tranche | LIBOR
Debt Instrument [Line Items]
Applicable margin rate		3.75%
Senior Secured Credit Facility GIEK Tranche
Debt Instrument [Line Items]
Long-term debt							$ 492,500
Senior Secured Credit Facility GIEK Tranche, EKN Sub-Tranche
Debt Instrument [Line Items]
Debt instrument, interest rate		2.37%
Long-term debt								246,300
Guarantee fee rate			2.00%
Senior Secured Credit Facility GIEK Tranche, EKN Sub-Tranche | LIBOR
Debt Instrument [Line Items]
Applicable margin rate		1.50%
Senior Secured Credit Facility GIEK Tranche, Bank Sub-Tranche
Debt Instrument [Line Items]
Long-term debt								$ 246,300
Guarantee fee rate				2.00%
Senior Secured Credit Facility GIEK Tranche, Bank Sub-Tranche | LIBOR
Debt Instrument [Line Items]
Applicable margin rate		1.50%
2020 Senior Secured Notes
Debt Instrument [Line Items]
Debt instrument, interest rate	5.375%
Long-term debt face amount	$ 750,000
2018 Senior Secured Term Loan B
Debt Instrument [Line Items]
Long-term debt face amount	$ 750,000
Debt payment frequency	Quarterly
Quarterly amortization payments				$ 1,900
2018 Senior Secured Term Loan B | LIBOR
Debt Instrument [Line Items]
Applicable margin rate	3.50%
LIBOR floor	1.00%
2018 Senior Secured Term Loan B | Federal Funds Rate
Debt Instrument [Line Items]
Applicable margin rate	0.50%
2018 Senior Secured Term Loan B | One Month LIBOR
Debt Instrument [Line Items]
Applicable margin rate	2.50%
Variable rate percentage added to margin	1.00%
2013 Revolving Credit Facility
Debt Instrument [Line Items]
Debt payment frequency				Quarterly
Maximum borrowing capacity	$ 500,000			$ 475,000
2013 Revolving Credit Facility | LIBOR
Debt Instrument [Line Items]
Variable rate percentage added to margin				1.00%
2013 Revolving Credit Facility | Federal Funds Rate
Debt Instrument [Line Items]
Applicable margin rate				0.50%
2013 Revolving Credit Facility | Minimum
Debt Instrument [Line Items]
Undrawn commitments fee, percentage				1.30%
2013 Revolving Credit Facility | Minimum | LIBOR
Debt Instrument [Line Items]
Applicable margin rate			3.25%
2013 Revolving Credit Facility | Minimum | One Month LIBOR
Debt Instrument [Line Items]
Applicable margin rate				2.25%
2013 Revolving Credit Facility | Maximum
Debt Instrument [Line Items]
Undrawn commitments fee, percentage				1.50%
2013 Revolving Credit Facility | Maximum | LIBOR
Debt Instrument [Line Items]
Applicable margin rate			3.75%
2013 Revolving Credit Facility | Maximum | One Month LIBOR
Debt Instrument [Line Items]
Applicable margin rate				2.75%
Letter Of Credit
Debt Instrument [Line Items]
Maximum borrowing capacity	$ 300,000
Letter Of Credit | LIBOR
Debt Instrument [Line Items]
Applicable margin difference				1.00%
Two Thousand Thirteen Revolving Credit Facility Loans
Debt Instrument [Line Items]
Maximum borrowing capacity				$ 475,000